Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) Kilometers	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Accounting Policies [Line Items]
Restricted cash		¥ 3,174,886	¥ 106,272
Allowance for credit loss on accounts receivable charged to income statement		70,357	67,654	¥ 69,731
Allowance for credit loss on accounts receivable current		76,090	67,181
Allowance for credit loss on accounts receivable non current		74,693	54,526
Short-term investments		781,216	1,262,129
Inventory write-downs		1,054,711	220,319	162,433
Research and development expenses	[1]	5,276,574	5,214,836	4,114,267
Advertising costs		413,832	577,569	873,256
Selling and marketing expenses total		5,013,734	5,028,958	4,276,366
Employer contribution to defined contribution plan		750,002	766,915	466,444
Dividend declared		0	0	0
General and Administrative Expense		1,545,208	1,659,288	1,029,067
Short-term deposits		9,756,979	14,921,688
Long-term deposits		10,090,341	7,353,916
Long-term deposits current		7,054,915	427,466
Impairment of indefinite-lived intangible assets		0	0	0
Other income other subsidies		¥ 465,588	109,168	350,596
Relocation and disposal costs				132,856
Other income government subsidies				214,486
Advance repayment of long term borrowing				700,000
Extended product warranty description		extended warranty of 10 years or 200,000 kilometers, basic maintenance service of 6 times in 4 years
Lessor, sales-type lease, term of contract		15 years
Sales-type lease, lease receivable		¥ 240,023
Accounts payable		13,491,144	7,269,757
Notes payable		¥ 8,719,287	6,953,099
License Of Maintenance And Overhauls [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		26 months
Robotics Platform Technology [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
VPT [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Bank Deposits for Letter of Credit Bank Notes and a Forward Exchange Contract [Member]
Accounting Policies [Line Items]
Restricted cash		¥ 3,168,578	84,371
Deposits Restriction Subject to Settlement of Dispute [Member]
Accounting Policies [Line Items]
Restricted cash		¥ 6,308	21,901
General Reserve Fund [Member]
Accounting Policies [Line Items]
Percentage of the after tax profits allocatable to statutory general reserve fund		10.00%
Appropriations to general reserve fund and statutory surplus fund		¥ 53,610	378	6,047
Minimum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period		49 years 6 months
Credit derivative, term		0 days
Minimum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		2 years
Minimum [Member] | Others [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Minimum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		2 years
Minimum [Member] | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves as a percentage of the reserved capital of the company		50.00%
Maximum [Member]
Accounting Policies [Line Items]
Land use rights amortisation period		50 years
Credit derivative, term		180 days
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Maximum [Member] | Others [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Maximum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
CHINA
Accounting Policies [Line Items]
Short-term deposits		¥ 9,756,979	14,921,688
Customer Upgrade Programme [Member]
Accounting Policies [Line Items]
Period of validity of loyalty scheme offered		5 years
Period within which customers have to accept the loyalty scheme offered		30 days
Vehicles [Member]
Accounting Policies [Line Items]
Product warranty period		4 years
Distance for the vehicle used for which warranty is given | Kilometers		100,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Inventory write-downs		¥ 1,054,711	220,319	162,433
Operating Expense [Member]
Accounting Policies [Line Items]
Gain loss on the disposal of propery plant and equipment		¥ 4,863	¥ 15,682	¥ 36,508

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows